Submission	Aug. 12, 2024
Submission [Line Items]
Central Index Key	0000923139
Registrant Name	FLUSHING FINANCIAL CORP
Form Type	S-8
Submission Type	S-8
Fee Exhibit Type	EX-FILING FEES